Segment Information (Tables)	12 Months Ended
Mar. 31, 2024
Segment Information [Abstract]
Schedule of Revenue from Contracts with Customers, Profitability Information and Asset Information by Segment and Geographical Areas	A summary of the revenue from contracts with customers, profitability information and asset information by segment and geographical areas is shown below:
	Year ended March 31,
	2022	2023	2024
	$	$	$
Revenue from contracts with customers:
Metal stamping and Mechanical OEM	7,213	6,654	3,474
Electric OEM	5,152	3,588	2,847

Total revenue from contracts with customers	12,365	10,242	6,321

Operating income (loss):
Metal stamping and Mechanical OEM	339	(212)	(895)
Electric OEM	307	(95)	(627)
Corporate	(79)	(170)	(109)

Total operating income (loss)	567	(477)	(1,631)

Depreciation expense:
Metal stamping and Mechanical OEM	95	137	89
Electric OEM	67	72	70

Total depreciation	162	209	159

Capital expenditure:
Metal stamping and Mechanical OEM	78	60	65
Electric OEM	56	32	53

Total capital expenditure	134	92	118

	As of March 31,
	2023	2024
	$	$
Total assets:
Metal stamping and Mechanical OEM	8,099	5,486
Electric OEM	5,696	5,770
Corporate	88	62

Total assets	13,883	11,318
	As of March 31,
	2023	2024
	$	$
Property, plant and equipment, net:
Metal stamping and Mechanical OEM	266	-
Electric OEM	135	-

Total property, plant and equipment, net	401	-

Schedule of Breakdown by Geographic Area	the breakdown by geographic area is as follows:
	Year ended March 31,
	2022	2023	2024
	$	$	$
Revenue from contracts with customers:
Hong Kong and China	2,105	1,510	906
Europe	8,761	8,268	4,214
Other Asian countries	76	27	-
North America	1,423	437	1,201

Total revenue from contracts with customers	12,365	10,242	6,321

The breakdown by geographic area is as follows:
	As of March 31,
	2023	2024
	$	$
Property, plant and equipment, net:
Hong Kong and China	110	-
Myanmar	291	-

Total property, plant and equipment, net	401	-